EXHIBIT 99.3

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2016-A
Monthly Servicer's Statement
for the month ended August 31, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	52.18%
From	01-Aug-16	15-Aug-16	15-Sep-16	Floating Allocation Percentage at Month-End	86.99%
To	31-Aug-16	15-Sep-16
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2016-A balances were:		Payment Date	Period	Period
		6/17/2019	12/1/2018	No
Notes	$1,600,000,000.00
A1	850,000,000.00
A2	750,000,000.00			0
Principal Amount of Debt	1,600,000,000.00		Accumulation Account
Required Overcollateralization	$375,318,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$1,832,379.76		Ending Balance	-
Series Nominal Liquidation Amount	1,977,150,379.76
			Distributions to Investors
Required Participation Amount	$1,977,150,379.76		A1 Days	31
Excess Receivables	$305,853,239.95		A1 LIBOR	0.507650%
			A1 Applicable Margin	0.640000%
Total Collateral	2,283,003,619.70			1.147650%

Collateral as Percent of Notes	142.69%		A2 Days	30
			A2 Fixed Rate	1.54%

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest A1	840,016.04	0.84
			Principal A1	-	-
	NMOTR
	Total Pool				0.84
Beginning Gross Principal Pool Balance	$4,921,392,068.79					1.33%
Total Principal Collections	$(2,071,471,637.22)			Actual	Per $1000
Investment in New Receivables	$2,123,340,094.51		Interest A2	962,500.00	0.96
Receivables Added for Additional Accounts	$0.00		Principal A2	-	-
Repurchases	$(13,602,842.10)
Principal Default Amounts	$0.00				0.96
Principal Reallocation	$0.00		Total Due Investors	1,802,516.04
New Series Issued During Collection Period	$0.00		Servicing Fee	1,650,232.98
Less Net CMA Offset	$(578,299,405.62)		Excess Cash Flow	1,808,356.26
Less Servicing Adjustment	$(6,111,786.02)
Ending Balance	$4,375,246,492.34

SAP for Next Period	52.18%		Reserve Account

Average Receivable Balance	$4,366,611,376.41		Required Balance	$8,000,000.00
Monthly Payment Rate	47.44%		Current Balance	$8,000,000.00
			Deficit/(Excess)	$-
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
Total Interest Collections	$11,590,537.78			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	0.00%
Recoveries on Receivables Written Off	0.00
Total Available	$11,590,537.78		Pass / Fail	PASS